COST METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2015
COST METHOD INVESTMENTS [Abstract]
Schedule of cost method investments
		December 31,
		2014	2015
		US$	US$
Sino-German Know-How Education Investment Co., Ltd.	(a)	—	1,847,973
Juesheng.com	(b)	—	769,989
Mxsoft.com	(c)	—	615,991
Other cost method investments	(d)	—	461,993

Total		—	3,695,946

(a)
In October 2015, the Company paid RMB12,000,000 in cash to acquire 2.86% of the total equity interest in Sino-German Know-How Education Investment Co., Ltd, which is engaged in provision of training for senior mechanic in vehicle maintenance and repair.

(b)	In November 2015, the Company paid RMB5,000,000 in cash to acquire 0.50% of the total equity interest of an online shopping platform providing education products.

(c)	In August 2015, the Company paid RMB4,000,000 in cash to acquire 5.71% of the total equity interest in Mxsoft.com, which provides IT environment management and monitoring solution to customers.

(d)	As of December 31, 2015, the Company paid RMB3,000,000 in cash to acquire 1.43% and 0.74% equity interest in two other entities which were accounted for under cost method.